Fair Value Measurements - Schedule of Carrying Values and Estimated Fair Values of Debt Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Fair Value Disclosures [Abstract]
Carrying Value	$ 1,588,492	$ 572,270
Fair Value	$ 1,594,735	$ 572,270